Document and Entity Information	12 Months Ended
Mar. 31, 2012
Entity Registrant Name	Bonso Electronics International Inc.
Entity Central Index Key	0000846546
Document Type	20-F
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Common Stock
Entity Common Stock, Shares Outstanding	5,577,639
Treasury Stock
Entity Common Stock, Shares Outstanding	330,736

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 3,014	$ 5,407
Trade receivables, net	2,081	1,311
Other receivables, deposits and prepayments	1,104	708
Inventories	4,105	4,848
Income tax recoverable	1,903	1,944
Current assets of discontinued operations		5
Total current assets	12,207	14,223
Deferred income tax assets
Other intangible assets, net	3,990	4,031
Property, plant and equipment
Buildings	9,948	9,719
Construction-in-progress	5,264	1,801
Plant and machinery	21,377	20,884
Furniture, fixtures and equipment	3,260	3,146
Motor vehicles	449	445
Total property, plant and equipment	40,298	35,995
Less: accumulated depreciation and impairment	(33,327)	(32,437)
Property, plant and equipment, net	6,971	3,558
Non-current assets of discontinued operations
Total assets	23,168	21,812
Current liabilities
Notes payable	1,870	1,333
Accounts payable	5,032	2,729
Accrued charges and deposits	2,347	2,199
Income tax liabilities	44	24
Current liabilities of discontinued operations		1,086
Total current liabilities	9,293	7,371
Income tax liabilities	2,595	2,595
Deferred income tax liabilities	2	19
Stockholders' equity
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: 2011 and 2012- 5,577,639, - outstanding shares: 2011 and 2012 - 5,246,903	17	17
Additional paid-in capital	21,765	21,765
Treasury stock at cost: 2011 and 2012 - 330,736 shares	(1,462)	(1,462)
Accumulated deficit	(11,834)	(10,932)
Accumulated other comprehensive income	2,792	2,439
Total stockholders' equity	11,278	11,827
Total liabilities and stockholders' equity	$ 23,168	$ 21,812

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	23,333,334	23,333,334
Common stock, shares issued	5,577,639	5,577,639
Common stock, shares outstanding	5,246,903	5,246,903
Treasury stock, shares	330,736	330,736

Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Net sales	$ 26,682	$ 28,387	$ 28,543
Cost of sales	(22,782)	(24,760)	(23,693)
Gross profit	3,900	3,627	4,850
Selling expenses	(267)	(249)	(375)
Salaries and related costs	(2,526)	(2,716)	(2,539)
Research and development expenses	(312)	(334)	(580)
Administration and general expenses	(2,492)	(1,959)	(2,011)
Gain from liquidation of subsidiary	1,448
Loss from operations	(249)	(1,631)	(655)
Interest income	7	6	103
Interest expenses	(87)	(56)	(69)
Foreign exchange loss	(703)	(130)	(522)
Gain on disposal of property		155
Gain on disposal of intangible assets		41
Other income	132	184	620
Loss before income taxes	(900)	(1,431)	(523)
Income tax expense	(2)		(9)
Loss from continuing operations	(902)	(1,431)	(532)
Loss from discontinued operations, net of tax		(129)	(126)
Net loss	(902)	(1,560)	(658)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net of tax	353	199	(152)
Comprehensive loss	$ (549)	$ (1,361)	$ (810)
Loss per share
Weighted average number of shares outstanding	5,246,903	5,246,903	5,246,903
-Continuing operations	$ (0.17)	$ (0.27)	$ (0.1)
-Discontinued operations		$ (0.02)	$ (0.03)
Total loss per share	$ (0.17)	$ (0.29)	$ (0.13)

Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands, except Share data	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Income-Foreign Currency Adjustments	Total
Balance, Value at Mar. 31, 2009	$ 17	$ (1,462)	$ 2,765	$ (8,714)	$ 2,392	$ 13,998
Balance, Shares at Mar. 31, 2009	5,577,639	330,736
Net loss				(658)		(658)
Foreign exchange translation adjustment					(152)	(152)
Balance, Value at Mar. 31, 2010	17	(1,462)	2,765	(9,372)	2,240	13,188
Balance, Shares at Mar. 31, 2010	5,577,639	330,736
Net loss				(1,560)		(1,560)
Foreign exchange translation adjustment					199	199
Balance, Value at Mar. 31, 2011	17	(1,462)	2,765	(10,932)	2,439	11,827
Balance, Shares at Mar. 31, 2011	5,577,639	330,736				5,246,903
Net loss				(902)		(902)
Foreign exchange translation adjustment					353	353
Balance, Value at Mar. 31, 2012	$ 17	$ (1,462)	$ 2,765	$ (11,834)	$ 2,792	$ 11,278
Balance, Shares at Mar. 31, 2012	5,577,639	330,736				5,246,903

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities
Net loss	$ (902)	$ (1,560)	$ (658)
Loss from discontinued operations		129	126
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	54	99	1,794
Amortization	176	208	164
Gain on disposal of property, plant and equipment	(15)	(155)
Gain on disposal of intangible asset		(41)
Write off of accounts payable		(32)
Inventory allowance	283	98	(108)
Reversal of bad debts		(45)	(365)
Gain from liquidation of subsidiary	(1,448)
Others			(55)
Changes in assets and liabilities:
Trade receivables	(770)	58	126
Other receivables, deposits and prepayments	(396)	651	(522)
Inventories	460	44	1,403
Income tax recoverable	41	(375)	(582)
Notes payable	537	(762)	733
Accounts payable	2,303	127	(470)
Accrued charges and deposits	148	265	(71)
Income tax liabilities	20	17	(4)
Deferred income tax liabilities	(17)		5
Operating activities of continuing operations	474	(1,274)	1,516
Operating activities of discontinued operations		84	1,970
Net cash generated from (used in) operating activities	474	(1,190)	3,486
Cash flows from investing activities
Proceeds from disposal of intangible assets		513
Proceeds from disposal of property, plant and equipment	25	252
Acquisition of property, plant and equipment	(3,415)	(1,397)	(491)
Acquisition of intangible assets		(682)
Proceeds from investments			1,059
Investing activities of continuing operations	(3,390)	(1,314)	568
Investing activities of discontinued operations			4
Net cash generated from (used in) investing activities	(3,390)	(1,314)	572
Cash flows from financing activities
Capital lease payments		(52)	(130)
Repayment of banking facilities		(68)	(317)
Financing activities of continuing operations		(120)	(447)
Financing activities of discontinued operations			(3,935)
Net used in financing activities		(120)	(4,382)
Net decrease in cash and cash equivalents	(2,916)	(2,624)	(324)
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	518	(78)	(272)
Cash and cash equivalents, beginning of year	5,412	8,114	8,710
Cash and cash equivalents, end of year	3,014	5,407	8,114
Less: cash and cash equivalents at the end of the year - discontinued operations		(5)	(29)
Cash and cash equivalents at the end of the year - continuing operations	3,014	5,407	8,085
Cash paid during the year for:
Interest paid	87	56	69
Income tax paid, net of refund			4
Non-cash investing and financing activities:
Interest Income	$ 7	$ 6	$ 103

Description of business and significant accounting policies	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Description of business and significant accounting policies

1	Description of business and significant accounting policies

Bonso Electronics International Inc. (“the Company”) and its subsidiaries (collectively, the “Group”) are engaged in the designing, manufacturing and selling of a comprehensive line of electronic scales and weighing instruments, telecommunications products and other products.

The consolidated financial statements have been prepared in United States dollars and in accordance with generally accepted accounting principles in the United States of America. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include allowances made against inventories and trade receivables, and the valuation of long-lived assets. Actual results could differ from those estimates.

The Group sustained operating losses in fiscal years ended March 31, 2010, 2011 and 2012, including a net loss of $902,000 in the fiscal year ended March 31, 2012.

Notwithstanding the operating losses sustained in the last three fiscal years, the accompanying consolidated financial statements have been prepared on a going concern basis. Management believes the Group will have sufficient working capital to meet its financing requirements based upon their experience and their assessment of the Group’s projected performance, credit facilities and banking relationships.

Pursuant to an agreement signed March 30, 2009, Korona Haushaltswaren GmbH & Co. KG (“Korona”), an indirect subsidiary of the Company, agreed to sell all of its major assets, comprising trade receivables, inventories, intellectual property rights and toolings, to a third party purchaser at a consideration of approximately EUR 1,990,000 (or USD 2,606,000). The Group decided to liquidate Korona after the completion of the sale. As a result, the figures of Korona are included as discontinued operations (see note 11). The liquidation of Korona was completed in February 2012.

The significant accounting policies are as follows:

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Group.

Acquisitions of companies are accounted for using the purchase method of accounting.

(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments.

(c)	Inventories

Inventories are stated at the lower of cost, as determined on a first-in, first-out basis, or market. Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Market value is determined by reference to the selling price after the balance sheet date or to management estimates based on prevailing market conditions. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than market value. Some of the significant factors the Company considers in estimating the market value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories. As of March 31, 2011 and 2012, inventories were stated at market value, which is lower than their costs by approximately $98,000 and $283,000, respectively.

(d)	Trade receivables

Trade receivables are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing trade receivables. Bad debt expense is included in the administrative and general expenses.

The Group recognizes an allowance for doubtful receivables to ensure accounts and other receivables are not overstated due to uncollectibility. Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional allowance for individual accounts is recorded when the Group becomes aware of customers’ or other debtors’ inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer’s or other debtor’s operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted.

(e)	Deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of ASC 740 “Income Taxes”. ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting basis and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets. Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(f)	Lease prepayments

Lease prepayments represent the cost of land use rights in the People’s Republic of China (“PRC”). Land use rights held by the Company are included in intangible assets, reclassified from property, plant and equipment. The granted useful life of the land use rights is 50 years. They are stated at cost and amortized on a straight-line basis over the period of rights of 30 years, in accordance with the business licenses with 30 years of useful life.

(g)	Other intangible assets

Other intangible assets represented taxi licenses which were stated at cost and are amortized on a straight-line basis over the related granted useful life of 50 years, the shorter of the remaining term of the license period or the expected useful life to the Group. Taxi licenses entitled the Group to operate five taxis for 50 years in Shenzhen, PRC. The purpose of holding these licenses was to generate additional income. All five taxi licenses were disposed of in July 2010, for a total consideration of $513,000, resulting in a gain on disposal of $41,000.

(h)	Property, plant and equipment

(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Leasehold land and buildings are depreciated on a straight-line basis over 15 to 50 years, representing the shorter of the remaining term of the lease or the expected useful life to the Group.

(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Group. The principal annual rates used for this purpose are:

Plant and machinery	10%
Furniture, fixtures and equipment	20%
Motor vehicles	20%

(iii)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when they are incurred.

(iv)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive loss.

(i)	Impairment of long-lived assets and other acquired intangible assets

Long-lived assets held and used by the Group and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Group evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive loss. Based on the assessment of the land and buildings of the factory in Shenzhen, PRC, no provision was made by the Group as an impairment (2011: $nil; 2010: $nil).

(j)	Capital and operating leases

Costs in respect of operating leases are charged against income on a straight-line basis over the lease term. Leasing agreements, which transfer to the Group substantially all the benefits and risks of ownership of an asset, are treated as if the asset had been purchased outright. The assets are included in property, plant and equipment (“capital leases”) and the capital element of the lease commitments is shown as an obligation under capital leases. The lease rentals are treated as consisting of capital and interest elements. The capital element is applied to reduce the outstanding obligation and the interest element is charged against profit so as to give a consistent periodic rate of charge on the remaining balance outstanding at the end of each accounting period. Assets held under capital leases are depreciated over the useful lives of the equivalent owned assets.

(k)	Revenue recognition

No revenue is recognized unless there is persuasive evidence of an arrangement, the price to the buyer is fixed or determinable, delivery has occurred and collectibility of the sales price is reasonably assured. Revenue is recognized when title and risk of loss are transferred to customers, which is generally the point at which products are leaving the ports of Hong Kong or Shenzhen as designated by our customers. Shipping costs billed to the Company’s customers are included within revenue. Associated costs are classified as part of cost of sales.

The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which are recognized as cost of sales when these products are shipped to customers from the Company’s facilities. In addition, certain products sold by the Company are subject to a limited product quality warranty. The Company accrues for estimated incurred but unidentified quality issues based upon historical activity and known quality issues if a loss is probable and can be reasonably estimated. The standard limited warranty period is one to three years. Quality returns, refunds, rebates and discounts are recorded net of sales at the time of sale and estimated based on past history. All sales are based upon firm orders with fixed terms and conditions, which generally cannot be modified. Historically, the Company has not experienced material differences between its estimated amounts of quality returns, refunds, rebates and discounts and the actual results. In all contracts, there is no price protection or similar privilege in relation to the sale of good.

(l)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs are expensed in the financial period in which they are incurred.

(m)           Advertising

Advertising costs are expensed as incurred and are included within selling expenses. Advertising costs were approximately $1,000, $2,000 and $5,000 for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

(n)           Income taxes

On April 1, 2007, the Company adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — An Interpretation of FASB Statement No. 109”, now codified as part of ASC 740 (Note 9). ASC 740 clarifies the accounting for uncertainty in income taxes recognized in financial statements and prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company’s accounting policy is to treat interest and penalties as components of income taxes.

(o)           Foreign currency translation

(i)	The Group’s functional currency is the United States dollar. The financial statements of foreign subsidiaries where the United States dollar is the functional currency and which have transactions denominated in non-United States dollar currencies are translated into United States dollars at the exchange rates existing on that date. The translation of local currencies into United States dollars creates transaction adjustments which are included in net loss. Exchange differences are recorded in the statements of operations and comprehensive loss.

(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of shareholders’ equity in accumulated other comprehensive income.

(p)           Stock options and warrants

Stock options have been granted to employees, directors and non-employee directors. Upon exercise of the options, a holder can acquire shares of common stock of the Company at an exercise price determined by the board of directors. The options are exercisable based on the vesting terms stipulated in the option agreements or plan.

(q)	Recent accounting pronouncements

On June 16, 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). This update amends ASC Topic 220, “Comprehensive Income” to provide that total comprehensive income will be reported in one continuous statement or two separate but consecutive statements of financial performance. Presentation of total comprehensive income in the statement of stockholders' equity or the footnotes will no longer be allowed. The calculation of net income and basic and diluted net income per share will not be affected. ASU 2011-005 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011, which means that it will be effective for the Company’s fiscal year beginning April 1, 2012. Retrospective adoption is required and early adoption is permitted. The Company does not believe that adoption of ASU 2011-05 will have a significant impact on its financial position, results of operations or cash flows.

In July 2012, the FASB issued Accounting Standard Update No. 2012-02, “Intangibles—Goodwill and Other (Topic 350) Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”), which affords an entity the option to first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not believe that adoption of ASU 2012-02 will have a significant impact on its financial position, results of operations or cash flows.

We believe there is no additional new accounting guidance adopted, but not yet effective that is relevant to the readers of our financial statements. However, there are numerous new proposals under development which, if and when enacted, may have a significant impact on our financial reporting.

(r)           Fair value of financial instruments

Effective April 1, 2008, the Group adopted ASC 820 (formerly, SFAS No. 157), “Fair Value Measurements” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Allowance for doubtful accounts

2	Allowance for doubtful accounts

Changes in the allowance for doubtful accounts as of March 31, 2010, 2011 and 2012 comprise:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	2,593	1,460	1,415
Write-off	(768)	—	—
Write back for the year	(365)	(45)	—

Balance, March 31	1,460	1,415	1,415

Most of the Company’s trade receivables are generally unsecured, except for one customer with receivables covered by credit insurance under a factoring agreement.

During the year ended March 31, 2010, the Company wrote off approximately $768,000 for the non recoverable trade receivables from third party companies. As of March 31, 2011, the Company had collected $45,000 from Gram Precision Scales, Inc. (“Gram”). The Company believed that the recoverability of the remaining $1,415,000 was doubtful, and continued to include this amount in allowance for doubtful accounts as of March 31, 2012.

Inventories	12 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventories

3	Inventories

The components of inventories as of March 31, 2011 and 2012 are as follows:

	2011	2012
	$ in thousands	$ in thousands

Raw materials	1,574	1,477
Work in progress	1,750	1,512
Finished goods	1,524	1,116
	.
	4,848	4,105

During the year ended March 31, 2012, based upon material composition and expected usage, the Company established an allowance for obsolete inventories of approximately $283,000 (2011: $98,000), which were charged to the consolidated statements of operations under cost of sales.

Property, plant and equipment, net	12 Months Ended
Mar. 31, 2012
Property, plant and equipment
Property, plant and equipment, net

4	Property, plant and equipment, net

During the fiscal years ended March 31, 2010, 2011 and 2012, depreciation expenses charged to the consolidated statements of operations amounted to approximately $1,794,000, $99,000, and $54,000 respectively. As at March 31, 2010, 2011 and 2012, fully depreciated assets that were still in use by the Group amounted to $30,427,000, $31,222,000, and $32,280,000, respectively, when they were bought.

During the fiscal year ended March 31, 2011, the Group disposed of two apartment units located in Shenzhen with a combined net book value of $97,000 to a third party at a consideration of $252,000 and made a gain of $155,000.

During the fiscal year ended March 31, 2012, the Group disposed of machinery with a net book value of $11,000 to a third party at a consideration of $25,000 and made a gain of $14,000.

Property, plant and equipment were assessed for impairment according to the policy described in note 1(h). The Company concluded that no impairment to property, plant and equipment was required for the fiscal year ended March 31, 2012.

Interests in subsidiaries	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Interests in subsidiaries

5	Interests in subsidiaries

Particulars of principal subsidiaries as of March 31, 2011 and 2012 are as follows:

Name of company	Place of incorporation and kind of legal entity	Particulars of issued capital/ registered capital	Percentage of capital held by the Company		Principal activities
			2011	2012
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	HK$5,000,000 (US$641,026)	100%	100%	Trading of scales and telecommunication products

Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	HK$3,000,000 (US$384,615)	100%	100%	Investment holding

Bonso Electronics (Shenzhen) Co. Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Production of scales and telecommunications products

Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	HK$1,000,000 (US$128,205)	100%	100%	Trading of scales and telecommunications products

Bonso Advanced Technology (Xinxing) Limited (“BATXXL”)	PRC, limited liability company	US$8,000,000	100%	100%	Production of scales and telecommunications products

Modus Enterprise International Inc. * (“MEII”)	British Virgin Island limited liability company	HK$7,800 (US$1,000)	100%	100%	Investment holding

Korona Haushaltswaren GmbH & Co. KG (“Korona”)	Germany, limited liability partnership	EUR511,292 (US$795,485)	100%	Korona liquidated in 2012	Trading of scales

Bonso USA, Inc. (“Bonso USA”)	USA, limited liability company	US$ 1,000	100%	100%	Trading of scales

* Shares directly held by the Company

Brand name and other tangible assets	12 Months Ended
Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Brand name and other tangible assets

6	Other intangible assets

Other intangible assets are analyzed as follows:
	Other intangible assets
	March 31,
	2011	2012
	$ in thousands	$ in thousands

Cost	6,277	5,927
Less: accumulated amortization	(1,774)	(1,937)
Less: accumulated impairment	—	—
Less: disposal	(472)	—

	4,031	3,990

The components of other intangible assets are as follows:

	March 31,
	2011	2012
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,647	1,577
Land use right of factory land in Xinxing, Guangdong, PRC	2,384	2,413
Taxi licenses in Shenzhen, Guangdong, PRC	—	—
	────────	────────
	4,031	3,990
	════════	════════

All five taxi licenses were disposed of in July 2010, for a total consideration of approximately $513,000, resulting in a gain on disposal of approximately $41,000. Amortization expense in relation to other intangible assets was approximately $164,000, $176,000 and $212,000 for each of the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

As of March 31, 2012, future minimum amortization expenses in respect of other intangible assets are as follows:

$ in thousands

2013	176
2014	176
2015	176
2016	176
2017	176
Thereafter	3,110
Total	3,990

Banking facilities	12 Months Ended
Mar. 31, 2012
Banking and Thrift [Abstract]
Banking facilities

7	Banking facilities

As of March 31, 2012, the Group had general banking facilities for bank overdrafts, letters of credit, notes payable, factoring, short-term loans and long-term loans. The facilities are interchangeable with total amounts available of $8,660,000 (2011: $8,554,000). The general banking facilities utilized by the Group are denominated in United States dollars and Hong Kong dollars.

The Group’s general banking facilities, expressed in United States dollars, are further detailed as follows:
Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
March 31,		March 31,		March 31,		March 31, 2012
2011	2012	2011	2012	2011	2012	Interest	Repayment
$ in thousands		$ in thousands		$ in thousands		rate	terms

Import and export facilities

Combined limit	6,154	6,154	1,333	1,870	4,821	4,284

Including sub-limit
of:
Notes payable	4,487	4,487	1,333	1,870	3,154	2,617	HIBOR* +2.5%	Repayable in full within 120 days

Bank overdrafts	641	641	-	-	641	641	Prime rate + 1%	Repayable on demand

Other facilities

Factoring	2,400	2,400	-	-	2,400	2,400	HIBOR* +1.5%

Term Loan	-	106	-	-	-	106	LIBOR* +2%

	8,554	8,660	1,333	1,870	7,221	6,790

* HIBOR is the Hong Kong Interbank Offer Rate

* LIBOR is the London Interbank Offer Rate

The United States Dollar equivalent amounts of banking facilities utilized by the Group are denominated in the following currencies:

	Amount utilized
	March 31,
	2011	2012
	$ in thousands	$ in thousands

Hong Kong dollars	1,333	1,870

The Prime Rate and HIBOR were 5.00% and 0.55% per annum, respectively, as of March 31, 2012. The Prime Rate is determined by the Hong Kong Bankers Association and is subject to revision from time to time. Interest rates are subject to change if the Company defaults on the amount due under the facility or draws in excess of the facility amounts, or at the discretion of the banks.

Average amount of bank borrowings were $1,653,000 and $1,386,000 for the fiscal years ended 2011 and 2012, respectively.

The weighted average interest rates of short-term borrowings of the Group are as follows:

	As of March 31,
	2011	2012

Bank overdrafts	6.00%	6.00%
Notes payable	2.80%	2.80%

Income taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes

8	Income tax

(a)	The comprising the Group are subject to tax on an entity basis on income arising in or derived from Hong Kong, Germany, the PRC, and the United States of America (“USA”). The tax rate of the subsidiaries operating in Hong Kong was 16.5% for the year ended March 31, 2012 (2011: 16.5%, 2010: 16.5%). The subsidiary of the Group in Germany was registered as a partnership in Germany, which was subject to a statutory tax rate of 14.17% during each of the three years in the period ended March 31, 2010. The Group is not subject to income taxes in the British Virgin Islands. The statutory tax rate in the USA was 34%, respectively, for the three years ended March 31, 2012.

Hong Kong Tax

BEL, BATL and BIL are subject to the Hong Kong profits tax rate of 16.5% (2011: 16.5%). Management of BEL has determined that all income and expenses are offshore and not subject to Hong Kong profits tax. As a result, BEL did not incur any Hong Kong profits tax during the years presented. BATL has assessable profits for the year and provision for taxation has been made.

PRC Tax

BESCL is registered and operates in Shenzhen, the PRC, and is subject to a tax rate of 22%, 24% and 25% for the years ended December 31, 2010, 2011 and 2012, respectively. BATXXL is registered in Xinxing, Guangdong, PRC, and was entitled to an exemption from PRC income tax for the two tax years ended December 31, 2008 and 2009 and is entitled to a 50% reduction in PRC income tax for the three years ended December 31, 2010, 2011 and 2012.

(b)	On March 16, 2007, the PRC Enterprise Income Tax Law (the “EIT Law”) was enacted by the PRC government. The EIT Law, effective January 1, 2008, imposes a uniform tax rate of 25% for both domestic and foreign-invested enterprises and revokes the then current tax exemption, reduction and preferential treatments applicable to foreign-invested enterprises. However, there is a transition period for enterprises, whether foreign-invested or domestic, that were receiving preferential tax treatments granted by relevant tax authorities at the time the EIT Law became effective. Under the grandfathering rules of the EIT Law, enterprises that are subject to an enterprise income tax (“EIT”) rate lower than 25% will continue to enjoy lower rates with gradual transition to the new tax rate of 25% in five years from the effective date of the EIT Law. Enterprises that are currently entitled to exemptions or reductions from the standard income tax rate for a fixed term may continue to enjoy such treatment until the fixed term expires.

During the period from January 1, 2008 to March 31, 2010, the Company’s subsidiaries operating in the PRC were subject to the EIT Law and its standard tax rate of 25%, but the PRC subsidiaries are entitled to the grandfathering incentives. For the tax years ended December 31, 2007, 2008 and 2009, BECSL, the Company’s PRC subsidiary, was subject to a tax rate of 15%, 18% and 20%, respectively. BESCL is subject to tax rates of 22% and 24% for the tax years ended December 31, 2010 and 2011, respectively, and a uniform tax rate of 25% for the tax year ended December 31, 2012 and thereafter. BATXXL was entitled to an exemption from PRC income tax for the two tax years ended December 31, 2008 and 2009. BATXXL is subject to a tax rate of 12.5% for the tax years ended December 31,2010, 2011 and 2012, and will be subject to a tax rate of 25% thereafter.

(c)	Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The loss before income taxes by geographical location is analyzed as follows:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	619	2,451	(2,171)
PRC	(1,289)	(3,876)	(181)
Others	147	(6)	1,452

Total	(523)	(1,431)	(900)

Others mainly include the (loss) / profit from BVI and the United States.

(d)

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax	(5)	-	17
Current income tax expense	(4)	-	(19)

Total income tax expense	(9)	-	(2)

The components of the income tax expense by geographical location are as follows:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(9)	—	(2)
PRC	—	—	—
Others	—	—	—

Total	(9)	—	(2)

At the end of the accounting period, the income tax liabilities are as follows:

	2011	2012
	$ in thousands	$ in thousands

Non-current	2,595	2,595
Current	24	44

Total	2,619	2,639

(e)

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax assets	-	-	-
Deferred income tax liabilities	(19)	(19)	(2)

	(19)	(19)	(2)

Deferred tax assets comprise the following:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Tax loss carry forwards	122	485	784
Others	—	—	—
Less: Valuation allowance	(122)	(485)	(784)
	—	—	—
Less: current portion	—	—	—

Non-current portion	—	—	—

As of March 31, 2010, 2011 and 2012, the Group had accumulated tax losses amounting to $556,000, $2,206,000 and $3,136,000 (the tax effect thereon is $122,000, $485,000 and $784,000), respectively, subject to the final agreement by the relevant tax authorities, which may be carried forward and applied to reduce future taxable income which is earned in or derived from Hong Kong and other countries. Realization of deferred tax assets associated with tax loss carry forwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance is established against such tax losses when management believes it is more likely than not that a portion may not be utilized. As of March 31, 2012, the Group’s accumulated tax losses of $556,000 will expire in 2013, and $1,650,000 will expire in 2015.

(f)	Changes in valuation allowance are as follows:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	1,759	122	485
Charged / (credited) to income tax expense	(1,637)	363	299

Balance, March 31	122	485	784

(g)	The actual income tax expense attributable to earnings for the fiscal years ended March 31, 2010, 2011 and 2012 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Loss before income taxes	(523)	(1,431)	(900)

Income tax benefit on pretax income at statutory rate	86	236	148
Effect of different tax rates of subsidiary operating in other jurisdictions	67	215	176
Profit not subject to income tax	5,066	4,657	4,369
Expenses not deductible for income tax purposes	(5,019)	(5,116)	(4,715)
Tax effect of future temporary differences	(5)	—	—
Decrease / (increase) in valuation allowance	1,637	(363)	(299)
(Provision made) / reversal of provision as a result of development of tax rules	(4)	7	20
(Utilization of tax losses not previously recognized) / tax losses not yet recognized	(1,837)	364	(299)

Total income tax expense	(9)	—	(2)

The statutory rate of 16.5% used above is that of Hong Kong, where the Company’s main business is located. The year 2010 has been changed to that rate from 34% to conform to this year’s presentation.

(h)	Effective April 1, 2007, the Company adopted ASC 740. As a result of the adoption of ASC 740, the Company recognized a $1,170,000 increase in the liability for unrecognized tax benefits and penalties of $994,000, which were accounted for as a reduction to the April 1, 2007 balance of retained earnings. The Company assessed the tax position during the fiscal year ended March 31, 2012 and concluded that the same tax liability was to be carried forward. Included in the total tax liabilities of $2,619,000 (2010: $2,602,000, 2011: $2,619,000), the uncertain tax liabilities in respect of this for the years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	2,164	2,164	2,164
Increase in uncertain tax liabilities	—	—	—

Balance, March 31	2,164	2,164	2,164

The Company’s accounting policy is to treat interest and penalties as components of income taxes. As of March 31, 2012, the Company had accrued penalties related to uncertain tax positions of $nil.

The Company files income tax returns in Hong Kong, the PRC and various foreign tax jurisdictions. There are two subsidiaries which operate within each of the Company’s major jurisdictions, resulting in a range of open tax years. The open tax years for the Company and its significant subsidiaries range between the fiscal year ended March 31, 2006 and the fiscal year ended March 31, 2010. The provisions made as a result of these open tax cases are subject to a final agreement by the relevant tax authorities.

Leases	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Leases

9	Leases

The Group has two investment properties under rental agreement, and the Group will need to pay a cancellation fee of approximately $8,000 if the Group decides to terminate both the rental agreements before their expiry.

Rental expense for all operating leases amounted to approximately $397,000, $191,000 and $108,000 for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Commitments	12 Months Ended
Mar. 31, 2012
Commitments
Commitments

10           Commitments

Capital expenditures contracted at the balance sheet date but not yet provided for is as follows:

	March 31,
	2011	2012
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	548	757

	548	757

As of March 31, 2012, the Company entered into contractor agreements to construct factory building, warehouse, dormitories and leasehold improvements on the land in Xinxing, the PRC for total consideration of $5,814,000. $5,057,000 had been paid and the remaining balance of $757,000  is to be paid in accordance with the progress of the construction. The first phase of construction is expected to be completed by December 2012.

Discontinued Operations	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Discontinued Operations

11          Discontinued Operations

On March 31, 2009, the Company’s German subsidiary, Korona, sold its assets (accounts receivable, inventories, toolings and intellectual property rights) to a third party. Korona had no operations since April 1, 2009 and was liquidated in February 2012.

The following table summarizes the result of these discontinued operations, net of income taxes.

Discontinued Operations (Korona)

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Sales	-	-	-
Cost of Sales	(70)	—	—

	(70)	—	—
Selling expenses	(15)	—	—
Salaries and related costs	(127)	—	—
Administrative expenses	(169)	(129)	—

Operating loss	(381)	(129)	—
Other income	283	—	—
Gain on disposal of property	(28)	—	—
Interest expenses	—	—	—
Foreign exchange gain	—	—	—
Income tax expenses	—	—	—

Net loss	(126)	(129)	—

The carrying values of the assets and liabilities of the disposal group classified as held for sale as at March 31, 2011 and 2012 were as follows:

	March 31, 2011	March 31, 2012
Assets:	$ in thousands	$ in thousands
Cash and bank balances	5	—

Current and total assets of discontinued operations	5	—

Liabilities:
Rent payable	683	—
Accrued charges and deposits	403	—

Liabilities of discontinued operations	1,086	—

Stockholders' Equity	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Stockholders' Equity

12            Stockholders’ equity

(a)	Repurchase of common stock

In August of 2001, the Company's Board of Directors authorized a program for the Company to repurchase up to $500,000 of its common stock. This repurchase program does not obligate the Company to acquire any specific number of shares or acquire shares over any specified period of time. No stock had been repurchased when, on November 16, 2006, the Company's Board of Directors authorized another $1,000,000 for the Company to repurchase its common stock under the same repurchase program. This authorization to repurchase shares increases the amount authorized for repurchase from $500,000 to $1,500,000. The Board of Directors believed that the common stock was undervalued and that the repurchase of common stock would be beneficial to the Company's shareholders. During the fiscal year ended March 31, 2009, 70,019 ($134,000) shares were purchased under this program. No shares were repurchased during the three fiscal years ended March 31, 2010, 2011 and 2012. The Company may from time to time repurchase shares of its common stock under this program.

(b)	Preferred stock

The Company has authorized share capital of $100,000 for 10,000,000 shares of preferred stock, with par value of $0.01 each, divided into 2,500,000 shares each of class A preferred stock, class B preferred stock, class C preferred stock and class D preferred stock. Shares may be issued within each class from time to time by the Company’s Board of Directors in its sole discretion without the approval of the shareholders, with such designations, power, preferences, rights, qualifications, limitation and restrictions as the Board of Directors shall fix and as have not been fixed in the Company’s Memorandum of Association. The Company has not issued any shares of preferred stock as of March 31, 2012.

(c)	Dividends

No dividends were declared by the Company for each of the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Stock option and bonus plans	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Stock option and bonus plans

13           Stock option and bonus plans

(a)	On September 7, 2004, the Company’s stockholders adopted the 2004 Stock Bonus Plan (the “Stock Bonus Plan”) which authorizes the issuance of up to five hundred thousand (500,000) shares of the Company’s common stock in the form of stock bonus.

The purpose of this Stock Bonus Plan is to (i) induce key employees to remain in the employment of the Company or of any subsidiary of the Company; (ii) encourage such employees to secure or increase their stock ownership in the Company; and (iii) reward employees, non-employee directors, advisors and consultants for services rendered or to be rendered to or for the benefit of the Company or any of its subsidiaries. The Company believes that the Stock Bonus Plan will promote continuity of management and increase incentive and personal interest in the welfare of the Company.

The Stock Bonus Plan is administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The existing Committee members are Mr. Anthony So and Mr. Woo Ping Fok. The Committee has the authority, in its sole discretion: (i) to determine the parties to receive bonus stock, the times when they shall receive such awards, the number of shares to be issued and the time, terms and conditions of the issuance of any such shares; (ii) to construe and interpret the terms of the Stock Bonus Plan; (iii) to establish, amend and rescind rules and regulations for the administration of the Stock Bonus Plan; and (iv) to make all other determinations necessary or advisable for administering the Stock Bonus Plan.

On March 23, 2004, the Company’s stockholders adopted the 2004 Stock Option Plan (the “2004 Plan”) which provides for the grant of up to six hundred thousand (600,000) shares of the Company’s common stock in the form of stock options, subject to certain adjustments as described in the Plan.

The purpose of the 2004 Plan is to secure key employees to remain in the employment of the Company and to encourage such employees to secure or increase on reasonable terms their common stock ownership in the Company. The Company believes that the 2004 Plan promotes continuity of management and increased incentive and personal interest in the welfare of the Company.

The 2004 Plan is administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The current committee members are Mr. Anthony So and Mr. Woo Ping Fok. The committee determines the specific terms of the options granted, including the employees to be granted options under the plan, the number of shares subject to each option grant, the exercise price of each option and the option period, subject to the requirement that no option may be exercisable more than 10 years after the date of grant. The exercise price of an option may be less than the fair market value of the underlying shares of Common Stock. No options granted under the plan will be transferable by the optionee other than by will or the laws of descent and distribution, and each option will be exercisable during the lifetime of the optionee only by the optionee.

The exercise price of an option granted pursuant to the 2004 Plan may be paid in cash, by the surrender of options, in common stock, in other property, including a promissory note from the optionee, or by a combination of the above, at the discretion of the Committee.

In October 1996, the Company’s Board of Directors approved the 1996 Stock Option Plan and 1996 Non-Employee Directors’ Stock Option Plan. Under the 1996 Stock Option Plan, the Company may grant options of common stock to certain employees and directors of the Company for a maximum of 900,000 shares. The 1996 Stock Option Plan is administered by a committee appointed by the Board of Directors which determines the terms of options granted, including the exercise price, the option periods and the number of shares to be subject to each option. The exercise price of options granted under the 1996 Stock Option Plan may be less than the fair market value of the common shares on the date of grant. The maximum term of options granted under the 1996 Stock Option Plan is 10 years. The right to acquire the common shares is not assignable except for certain conditions stipulated in the 1996 Stock Option Plan.

Under the 1996 Non-Employee Directors’ Stock Option Plan, the non-employee directors were automatically granted stock options on the third business day following the day of each annual general meeting of the Company to purchase shares of common stock. The maximum number of authorized shares under the 1996 Non-Employee Director’s Stock Option Plan was 600,000. The exercise price of all options granted under the 1996 Non-Employee Directors’ Stock Option Plan shall be one hundred percent of the fair market value per share of the common shares on the date of grant. The maximum term of options granted under the 1996 Non-Employee Directors’ Stock Option Plan is 10 years. No stock option may be exercised during the first six months of its term except for certain conditions provided in the 1996 Non-Employee Directors’ Stock Option Plan. The right to acquire the common shares is not assignable except for under certain conditions stipulated in the 1996 Non-Employee Directors’ Stock Option Plan.

In April 2003, the Company issued options to certain directors and non-employee directors of the Company to purchase an aggregate of 372,500 shares of common stock of the Company at an exercise price of $1.61. The options shall expire on March 31, 2013 and can be exercised at any time after granting. The exercise prices of these options were equal to the fair market value at the time of grant. No such options have been exercised during the years ended March 31, 2010, 2011 and 2012.

In March 2004, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 40,000 shares of common stock of the Company at an exercise price of $6.12. The options shall expire on March 25, 2014 and can be exercised at any time after granting. The exercise prices of these options were equal to the fair market value at the time of grant. No such options have been exercised during the years ended March 31, 2010, 2011 and 2012.

In September 2004, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 40,000 shares of common stock of the Company at an exercise price of $6.20. The options shall expire on September 12, 2014 and can be exercised at any time after granting. The exercise prices of these options were equal to the fair market value at the time of grant. No such option was exercised during the years ended March 31, 2010, 2011 and 2012.

In December 2005, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 30,000 shares of common stock of the Company at an exercise price of $4.50. The options shall expire on December 4, 2015 and can be exercised at any time after granting. The exercise prices of these options were equal to the fair market value at the time of grant. No such options had been exercised during the years ended March 31, 2010, 2011 and 2012.

On November 16, 2006, the Board of Directors of the Company voted to rescind the Company’s 1996 Non-Employee Directors’ Stock Option Plan (the “Non-Employee Directors’ Plan”). All options previously granted under the Non-Employee Directors’ Plan continue in full force and effect pursuant to their terms of grant.

During the fiscal year ended March 31, 2012, no shares or share options were granted under the 1996 Stock Option Plan.

(b) The stock options summary as of March 31, 2012 is as follows:

	Number	Weighted average exercise
	of options	price

Balance, March 31, 2010	856,500	$3.01
Retired	(30,000)	$7.88

Balance, March 31, 2011	826,500	$2.83
Retired	(374,000)	$3.10

Balance, March 31, 2012	452,500	$2.61

(c)	The following table summarizes information about all stock options of the Company outstanding as at March 31, 2012:

		Weighted
	Number	average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2012	(years)	March 31, 2012

$1.61	342,500	1.0	342,500
$4.50	30,000	3.8	30,000
$6.12	40,000	2.0	40,000
$6.20	40,000	2.5	40,000

$2.61	452,500	1.4	452,500

The intrinsic value of options outstanding and exercisable was $nil, $nil and $nil on March 31, 2010, 2011 and 2012, respectively. The intrinsic value represents the pre-tax intrinsic value (the difference between the closing stock price of the Company’s common stock on the balance sheet date and the exercise price for both the outstanding and exercisable options) that would have been received by the option holders if all options had been exercised on March 31, 2010, 2011 and 2012.

New shares will be issued by the Company upon future exercise of stock options.

Related party transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related party transactions

14       Related party transactions

(a)	The Group paid emoluments, commissions and/or consultancy fees to its directors, officers and former directors as follows:

Year ended	Mr. So Hung Gun,	Mr. Chung Kim	Mr. Fok Woo	Mr. So Chun Bong
March 31,	Anthony	Wah	Ping	Andrew
	Director, Chief Executive Officer and Treasury	Director	Director	Director
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2010	$800 (i)	$151	Nil	-
2011	$915 (i), (iii)	$165 (iii)	Nil	-
2012	$857 (i), (iii)	$161 (iii)	Nil	$88

	Mr. J. Stewart	Mr. Henry	Mr. George	Mr. So Chun Wah,
	Jackson, IV	Schlueter	O’Leary	Albert
	Former Director	Director and Assistant Secretary	Former Director (iv)	Chief Financial Officer and Secretary
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2010	Nil	$78 (ii)	$60 (v)	$87
2011	Nil	$87 (ii)	Nil	$118
2012	Nil	$68 (ii)	Nil	$118

The emoluments paid to the Group’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C. were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Group as shown above, one of the properties of the Group in Hong Kong is also provided to Mr. So Hung Gun, Anthony for his accommodation.

(ii)	The amounts for the years ended March 31, 2010, 2011 and 2012 represented professional fees paid to Schlueter & Associates, P.C., the Group’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2011, included unpaid vacation payments of $115,000 and $14,000 for Mr. So Hung Gun, Anthony, and Mr. Chung Kim Wah, respectively. The amount for the year ended March 31, 2012, included unpaid vacation payments of $57,000 and $10,000 for Mr. So Hung Gun, Anthony, and Mr. Chung Kim Wah, respectively.

(iv)	Mr. George O’Leary resigned from his position as director of the Company on November 16, 2006.

(v)	This represented a consultancy fee paid to Mr. George O’Leary for provision of support and management services in Germany, for completing an asset deal to sell Korona’s assets (accounts receivable, inventories, toolings and intellectual property rights) to a third party company and for progressing the liquidation of Korona.

(vi)	Mr. So Chun Bong, Andrew was elected as director of the Company to replace Mr. J. Stewart Jackson IV during the Annual General Meeting of the Company on February 25, 2012.

Concentrations and Credit Risk	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Concentrations and Credit Risk

15            Concentrations and Credit Risk

The Group operates principally in the PRC (including Hong Kong) and grants credit to its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Group’s operations.

Financial instruments that potentially subject the Group to a concentration of credit risk consist of cash, trade and notes receivables.

At March 31, 2011 and 2012, the Company had credit risk exposure of uninsured cash in banks of approximately $5,407,000 and $3,014,000, respectively.

A substantial portion, 57%, 60% and 66% of revenue, was generated from one customer for the years ended March 31, 2010, 2011 and 2012, respectively.

The net sales to customers representing at least 10% of net total sales are as follows:

	Year Ended March 31,
	2010		2011		2012
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	16,298	57	16,934	60	17,499	66
Gottl Kern + Sohn GMBH	2,576	9	3,970	14	3,744	14

		66		74		80

The following customers had balances greater than 10% of the total trade receivables at the balance sheet dates set forth below:

	March 31,
	2011		2012
	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	963	73	1,230	59
Pitney Bowes Inc.	51	4	455	22

		77		81

At March 31, 2011 and 2012, these customers accounted for 77% and 81%, respectively, of net trade receivables. The trade receivables have repayment terms of not more than twelve months. The Group does not require collateral to support financial instruments that are subject to credit risk.

Employee retirement benefits and severance payment allowance	12 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee retirement benefits and severance payment allowance

16.	Employee retirement benefits and severance payment allowance

(a)	With effect from January 1, 1988, BEL, a wholly-owned foreign subsidiary of the Company in Hong Kong, implemented a defined contribution plan (the “Plan”) with a major international insurance company to provide life insurance and retirement benefits for its employees. All permanent full time employees who joined BEL before December 2000, excluding factory workers, are eligible to join the Plan. Each eligible employee that chooses to participate in the Plan is required to contribute 5% of their monthly salary, while BEL is required to contribute from 5% to 10% depending on the eligible employee’s salary and number of years in service.

The Mandatory Provident Fund (the “MPF”) was introduced by the Hong Kong Government and commenced in December 2000. BEL joined the MPF by implementing a plan with a major international insurance company. All permanent Hong Kong full time employees who joined BEL on or after December 2000, excluding factory workers, must join the MPF, except for those who joined the Plan before December 2000. Both the employee’s and employer’s contributions to the MPF are 5% of the eligible employee’s monthly salary and are subject to a maximum mandatory contribution of HK$1,000 (US$128) per month. The maximum mandatory employee’s and employer’s contributions per month increased to HK$1,250 (US$160) respectively since June 1, 2012.

Pursuant to the relevant PRC regulations, the Group is required to make contributions for each employee, at rates based upon the employee’s standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC.

(b)	The contributions to each of the above schemes are recognized as employee benefit expenses when they are due and are charged to the consolidated statement of operations. The Group’s total contributions to the above schemes for the years ended March 31, 2010, 2011 and 2012 amounted to $276,000, $318,000, and $239,000 respectively. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

(c)	According to the New Labor Law in the PRC which was effective on January 1, 2009, a company is required to provide one month’s salary for each year of service as a severance payment. As such, the Group recognized a further provision for severance payment of $182,000 in the fiscal year ended March 31, 2012 for severance payments for staff in the PRC and the accumulated provision was $841,000 as of March 31, 2012. (2011: $659,000). The accrued severance payment allowance is reviewed every year.

Loss per share	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Loss per share

17	Loss per share

	Year ended March 31
	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Loss applicable to common shareholders
– continuing operations	($532)	($1,431)	($902)
– discontinued operations	($126)	($129)	—

Net loss	($658)	($1,560)	($902)

Weighted average shares outstanding	5,246,903 shares	5,246,903 shares	5,246,903 shares

Loss per share – continuing operations	($0.10)	($0.27)	($0.17)
Loss per share – discontinued operations	($0.03)	($0.02)	—

Net loss per share, basic and diluted	($0.13)	($0.29)	($0.17)

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding. Diluted earnings per share is computed in a manner consistent with that of basic earnings per share while giving effect to all potentially dilutive shares of common stock that were outstanding during the period, including stock options.

The diluted net loss per share is the same as the basic net loss per share for the years ended March 31, 2010, 2011 and 2012, as all potential ordinary shares (856,500 shares on March 31, 2010, 826,500 shares on March 31, 2011, 452,500 shares on March 31, 2012) from the exercise of stock options are anti-dilutive and are therefore excluded from the computation of diluted net loss per share.

Business segment information	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Business segment information

18	Business segment information

(a)	The Group is organized based on the products it offers. Under this organizational structure, the Group’s operations can be classified into four business segments, Scales, Telecommunications Products, Pet Electronics and Others for the fiscal years ended March 31, 2011 and 2012.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications.

Telecommunication Products operations principally involve production and modification of two-way radios and cordless telephones that are used in consumer and commercial applications. The Group no longer manufactures and sells telecommunications products.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales, telecommunications products and pet electronics products, and (ii) sales of scrap materials.

The accounting policies of the Group’s reportable segments are the same as those described in the description of business and significant accounting policies.

Summarized financial information by business segment as of March 31, 2010, 2011 and 2012 is as follows:

	Net sales	Operating profit /(loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2012

Scales & Pet Electronics Products	26,682	(229)	17,147	54	3,415

Total operating segments	26,682	(229)	17,147	54	3,415
Corporate	—	—	6,021	176	—

Group	26,682	(229)	23,168	230	3,415

2011

Scales	25,903	(554)	9,166	—	584
Telecommunications Products	2,056	(202)	4,328	—	691
Others	428	104	102	—	—

Total operating segments	28,387	(652)	13,596	—	1,275
Corporate	—	(979)	8,211	307	—

Group	28,387	(1,631)	21,807	307	1,275

Discontinued operations			5

Total Assets			21,812

	Net sales	Operating profit / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
2010

Scales	25,172	1,140	8,536	657	225
Telecommunications Products	3,022	(925)	3,870	730	266
Others	349	135	69	—	—

Total operating segments	28,543	350	12,475	1,387	491
Corporate	—	(1,005)	11,014	571	—

Group	28,543	(655)	23,489	1,958	491

Discontinued operations			200

Total Assets			23,689

Operating profit / (loss) by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues. Operating loss of the corporate segment consists principally of salaries and related costs of administrative staff, and administration and general expenses of the Group. Identifiable assets by segment are those assets that are used in the operation of that segment. Corporate assets consist principally of cash and cash equivalents, deferred income tax assets and other identifiable assets not related specifically to individual segments.

(b)	The Group primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. Subsidiaries in Germany, Canada and the United States were responsible for the distribution of electronic scales and telecommunications products in Europe and North America. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong, and the PRC.

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,	March 31,
	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Hong Kong and USA	1,181	1,082	1,046
The PRC	1,126	2,476	5,925

Total property, plant and equipment	2,307	3,558	6,971

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2010, 2011 and 2012:

	Year ended March 31,
	2010		2011		2012
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	19,799	69	18,893	67	19,940	75
Germany	3,923	14	5,557	20	4,985	18
Other EU countries	685	3	1,011	3	770	3
Asia and others	4,136	14	2,926	10	987	4

	28,543	100	28,387	100	26,682	100

(d)	The details of sales made to customers constituting 10% or more of total sales of the Company are as follows:

	Year ended March 31,
		Business segment	2010		2011		2012
			$	%	$	%	$	%

Sunbeam Products, Inc.	Scales		16,298	57	16,934	60	17,499	66
Gottl Kern + Sohn GMBH	Scales		2,576	9	3,970	14	3,744	14
			18,874	66	20,904	74	21,243	80